ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts of accounts receivable due from third parties	¥ 1,541,979	$ (220,500)	¥ 1,614,507
Percentage of not-collection from our customers	36.7	36.7
Amount of not-collection from our customers	¥ 28,500,000	$ 4,100,000